Segment Reporting - Summary of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reportable segments [line items]
Revenue	$ 53,817	$ 65,098	$ 56,921
Underlying EBITDA	27,956	40,634	35,073
Depreciation and amortisation	(5,061)	(5,683)	(5,084)
Impairment losses	(75)	(515)	(136)
Underlying EBIT	22,820	34,436	29,853
Exceptional items	112	(330)	(4,338)
Net finance costs	(1,531)	(969)	(1,223)
Profit before taxation	21,401	33,137	24,292
Capital expenditure (cash basis)	6,733	5,855	5,612
Profit/(loss) from equity accounted investments, related impairments and expenses	594	(19)	(915)
Investments accounted for using the equity method	1,620	1,420	1,742
Total assets	101,296	95,166	108,927
Total liabilities	52,766	46,400	53,322
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	53,817	65,098	56,921
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	16,027	16,849	15,726
Underlying EBITDA	6,653	8,565	8,489
Depreciation and amortisation	(1,810)	(1,765)	(1,608)
Impairment losses	(33)	(470)	(72)
Underlying EBIT	4,810	6,330	6,809
Exceptional items	471	(81)	(144)
Capital expenditure (cash basis)	2,698	2,528	2,180
Profit/(loss) from equity accounted investments, related impairments and expenses	854	577	692
Investments accounted for using the equity method	1,530	1,415	1,482
Total assets	40,366	32,762	31,517
Total liabilities	5,824	5,342	4,589
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	16,027	16,849	15,726
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	24,812	30,767	34,475
Underlying EBITDA	16,692	21,707	26,278
Depreciation and amortisation	(1,993)	(2,203)	(1,971)
Impairment losses	(28)	(33)	(13)
Underlying EBIT	14,671	19,471	24,294
Exceptional items	(295)	(648)	(1,319)
Capital expenditure (cash basis)	1,966	1,848	2,188
Profit/(loss) from equity accounted investments, related impairments and expenses	(256)	(595)	(1,126)
Total assets	25,025	24,613	26,171
Total liabilities	8,382	7,790	7,508
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	24,812	30,767	34,475
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	10,958	15,549	5,154
Underlying EBITDA	4,998	9,504	288
Depreciation and amortisation	(697)	(762)	(845)
Impairment losses	(6)	(9)	(20)
Underlying EBIT	4,295	8,733	(577)
Exceptional items		849	(1,567)
Capital expenditure (cash basis)	657	621	579
Profit/(loss) from equity accounted investments, related impairments and expenses			(480)
Total assets	11,087	11,524	11,030
Total liabilities	3,821	3,874	3,518
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	10,958	15,549	5,154
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	2,020	1,933	1,566
Underlying EBITDA	(387)	858	18
Depreciation and amortisation	(561)	(953)	(660)
Impairment losses	(8)	(3)	(31)
Underlying EBIT	(956)	(98)	(673)
Exceptional items	(64)	(450)	(1,308)
Capital expenditure (cash basis)	1,412	858	665
Profit/(loss) from equity accounted investments, related impairments and expenses	(4)	(1)	(1)
Investments accounted for using the equity method	90	5	260
Total assets	24,818	26,267	40,209
Total liabilities	34,739	29,394	37,707
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ 2,020	$ 1,933	$ 1,566